INVENTORIES - Analysis of inventories (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Trade goods	₺ 8,729,268	₺ 7,855,450
Subsequently returned goods included in inventory	71,942	101,149
Cost
INVENTORIES
Trade goods	8,993,673	8,004,631
Accumulated impairment
INVENTORIES
Trade goods	₺ (264,405)	₺ (149,181)	₺ (172,232)